Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Apr. 30, 2026	Oct. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023
US [Member] | Period End RMB US Exchange Rates [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.01	1	0.01	1	1
US [Member] | Six Months End Average RMB US Exchange Rates [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.01	1	0.01	1	1
RMB [Member] | Period End RMB US Exchange Rates [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.068628	7.088	0.072014	7.125	7.1779
RMB [Member] | Six Months End Average RMB US Exchange Rates [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.069788	7.1623	0.071825	7.1126	7.0368